COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of summary of the notional or contractual amounts of financial instruments, primarily variable rate, with off-balance-sheet risk
				Range of Rates
	Variable Rate	Fixed Rate	Total	on Fixed Rate
	Commitments	Commitments	Commitments	Commitments
	2014
Commitments to extend credit	$34,570,790	$24,254,679	$58,825,469	3.00% - 18.00%
Standby letters of credit	1,361,322	300,765	1,662,087	3.50% - 6.00%

	2013
Commitments to extend credit	$14,758,140	$55,460,066	$70,218,206	1.85% - 18.00%
Standby letters of credit	2,228,498	27,000	2,255,498	3.50% - 9.25%